Short-term Borrowings	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Short-term Borrowings
13.	Short-term borrowings
-	Bank borrowings

As of December 31, 2018 and 2019, the total short-term bank borrowings balance of the Group was US$ 12,500,392 and US$ 23,253,294, respectively. The short-term bank borrowings outstanding as of December 31, 2018 and 2019 carried a weighted average interest rate of 6.28% and 6.38% per annum, respectively.

a)	The Group’s bank facility arrangements are summarized as follows:

On October 18, 2018, two fully owned subsidiaries of the Group obtained a three-year revolving loan facility in an aggregate principal amount not exceeding US$25.0 million from Taipei Fubon Commercial Bank Co. Ltd., Hong Kong Branch. Borrowings drawn down from the loan facility were charged by account receivables, bank accounts as well as inventories of these subsidiary and are also charged by certain of the Class B ordinary shares held by the Founders. As of December 31, 2019, short-term bank borrowings with the amount of US$ 14,695,000 were from such revolving loan facility.

On October 29, 2018, one of the fully owned subsidiaries of the Group obtained a two-year revolving loan facility in an aggregate principal amount not exceeding US$ 4,000,000 from The Hongkong and Shanghai Banking Corporation Limited.

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As of December 31, 2019, borrowings drawn down from the loan facility were charged by certain accounts receivables with the carrying value of US$ 3,239,987 and bank deposits of US$ 2,000,000 which was classified as restricted cash and are also charged by the other two fully owned subsidiaries of the Group and the Founders.

As of December 31, 2019, short-term bank borrowings with the amount of US$ 3,983,355 were from such revolving loan facility.

On March 18, 2019, one of the fully owned subsidiaries of the Group obtained a one-year revolving loan facility in an aggregate principal amount not exceeding US$ 2,150,168 (RMB 15,000,000) from China Merchants Bank, Shanghai Tianyaoqiao Branch. Borrowings drawn down from the loan facility were charged by the other fully owned subsidiary of the Group and the Founders. As of December 31, 2019, short-term bank borrowings with the amount of US$ 1,433,445 (RMB 10,000,000) were from such revolving loan facility.

On May 6, 2019, one of the fully owned subsidiaries of the Group obtained a one-year revolving loan facility in an aggregate principal amount not exceeding US$ 286,689 (RMB 2,000,000) from Ningbo Commerce Bank, Shanghai Branch. Borrowings drawn down from the loan facility were guaranteed by the Founders. As of December 31, 2019, short-term bank borrowings with the amount of US$ 274,603 (RMB 1,915,688) were from such revolving loan facility.

b)	The Group’s other bank borrowings are summarized as follows:

As of December 31, 2019, bank borrowings of US$ 716,723 (RMB 5,000,000) were guaranteed by the Founders.

As of December 31, 2019, bank borrowings of US$ 716,723 (RMB 5,000,000) were guaranteed by one of the subsidiaries of the Group.

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As of December 31, 2019, bank borrowings of US$ 1,433,445 (RMB 10,000,000) were collateralized by bank deposits of US$ 430,034 placed in  the third party bank account which was classified as deposits in prepayments and other current assets (Note 8).

-	Other borrowings
-	As of December 31, 2018 and 2019, the total other borrowings of the Group was US$ 9,455,757 and US$ 11,262,659, respectively.

In August 2017, the Group’s subsidiary, Shanghai Jieshi Technology Co., Limited (“Shanghai Jieshi”), entered into an interest-free loan agreement with one of its non-controlling interest shareholders in the amount of US$ 107,129 (RMB 700,000). In 2018, the loan was contributed by the non-controlling interest shareholder as capital contribution into Shanghai Jieshi.

In September and October 2018, the Group entered into six-month loan agreements with a third-party company with a total principal amount of US$ 5,360,000 and annual interest rates from 7% to 9%. The loans have been repaid as of December 31, 2019.

In October 2018, the Group entered into a 1-year loan agreement with a third-party company with a principle amount of US$ 728,523 (RMB 5,000,000) and annual interest rate of 12%. The loan has been repaid as of December 31, 2019.

In December 2018, the Group entered into one-year loan agreements with a third-party company with a principle amount of US$ 1,618,778 (RMB 11,110,000) and annual interest rate of 10.90%. The borrowings were collateralized by certain accounts receivables with the carrying value of US$ 1,798,100. The loan has been repaid as of December 31, 2019.

On December 25, 2018, the Group entered into a three-month loan agreement with a third-party company with a principle amount of US$ 1,748,456 (RMB 12,000,000) and annual interest rate of 18%. The borrowings were collateralized by inventory in certain warehouse of the Group. The loan has been repaid as of December 31, 2019.

From July to December 2019, the Group entered into several one-year loan agreements with a third-party company with a total principal amount of US$ 4,466,687 and annual interest rates of 10.9%. The loans were collateralized by certain accounts receivable with carrying value of US$ 5,739,895.

From September to December 2019, the Group entered into four-month loan agreements with a third-party company with a total principal amount of US$ 205,983 and annual interest rates of 10%. The loans were collateralized by certain accounts receivable with the carrying value of US$ 271,068.

From September to December 2019, the Group entered into six-month loan agreements with a third-party company, with a principal amount of US$ 4,812,000 and annual interest rate of 7.8%.

From October to December 2019, the Group entered into six-month loan agreements with a third-party company with a principal amount of US$ 1,777,989 and annual interest rate of 7%. The loans were collateralized by certain accounts receivable with the carrying value of US$ 2,214,141.

-	Bank and other borrowings:

There exists no restrictive financial covenants attached to all of the Group’s short-term borrowings.

The short-term borrowings outstanding as of December 31, 2018 and 2019 carried a weighted average interest rate of 7.09% and 7.18% per annum, respectively.

Interest expenses of bank and other borrowings were US$ 216,576, US$ 978,477  and US$ 2,605,167 for the years ended December 31, 2017, 2018 and 2019, respectively.